Details of Significant Accounts - Summary of Restricted Stocks to Employees (Details) (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Mar. 25, 2011
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Restricted Stocks
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
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